Leases	12 Months Ended
Jun. 30, 2024
Text block 1 [Abstract]
Leases
22 Leases
Movements in the Group’s lease liabilities during the year are as follows:

	2024	2023
	US$M	US$M
At the beginning of the financial year	3,019	2,576
Additions	593	542
Acquisition of subsidiaries and operations 1	–	423
Remeasurements of index-linked freight contracts	230	53
Lease payments	(837)	(706)
Foreign exchange movement	(16)	12
Amortisation of discounting	181	130
Divestment of subsidiaries and operations 2	(60)	–
Transfers and other movements	6	(11)

At the end of the financial year	3,116	3,019

Comprising:
Current liabilities	686	521
Non-current liabilities	2,430	2,498

1	Relates to the acquisition of OZL on 2 May 2023. Refer to note 29 ‘Business combinations’ for more information.
2	Relates to the divestment of the Blackwater and Daunia mines completed on 2 April 2024. Refer to note 3 ‘Exceptional items’ for more information.
A significant proportion by value of the Group’s lease contracts relate to plant facilities, office buildings and vessels. Lease terms for plant facilities and office buildings typically run for over 10 years and vessels from four
to 10 years. Other leases include port facilities, various equipment and vehicles. The lease contracts contain a wide range of different terms and conditions including extension and termination options and variable lease payments.
The Group’s lease obligations are included in the Group’s Interest bearing liabilities and, with the exception of vessel lease contracts that are priced with reference to a freight index, form part of the Group’s net debt.
The maturity profile of lease liabilities based on the undiscounted contractual amounts is as follows:

Lease liability	2024	2023
	US$M	US$M
Due for payment:
In one year or less or on demand	836	658
In more than one year but not more than two years	591	538
In more than two years but not more than five years	1,012	1,031
In more than five years 1	1,761	1,846

Total	4,200	4,073

Carrying amount	3,116	3,019

1	Includes US$738 million (2023: US$808 million) due for payment in more than ten years.
At 30 June 2024, commitments for leases not yet commenced based on undiscounted contractual amounts were US$1,170 million (2023: US$1,271 million).

Movements in the Group’s
right-of-use
assets during the year are as follows:

	2024			2023
	Land and buildings	Plant and equipment	Total	Land and buildings	Plant and equipment	Total
	US$M	US$M	US$M	US$M	US$M	US$M
Net book value
At the beginning of the financial year	573	2,236	2,809	452	1,909	2,361
Additions	26	567	593	192	350	542
Acquisition of subsidiaries and operations	–	–	–	–	423	423
Remeasurements of index-linked freight contracts	–	230	230	–	53	53
Depreciation expensed during the period	(79)	(638)	(717)	(71)	(462)	(533)
Impairments for the year	–	(140)	(140)	–	–	–
Divestment of subsidiaries and operations 1	(30)	(40)	(70)	–	–	–
Transfers and other movements	–	3	3	–	(37)	(37)

At the end of the financial year	490	2,218	2,708	573	2,236	2,809

– Cost	742	4,479	5,221	758	4,088	4,846
– Accumulated depreciation and impairments	(252)	(2,261)	(2,513)	(185)	(1,852)	(2,037)

1	Relates to the divestment of the Blackwater and Daunia mines completed on 2 April 2024. Refer to note 3 ‘Exceptional items’ for more information.
Right-of-use
assets are included within the underlying asset classes in Property, plant and equipment. Refer to note 11 ‘Property, plant and equipment’.
Amounts recorded in the income statement and the cash flow statement for the year were:

	2024	2023	2022	Included within
	US$M	US$M	US$M
Income statement
Depreciation of right-of-use assets	717	533	964	Profit from operations
Short-term, low-value and variable lease costs 1	916	795	847	Profit from operations
Interest on lease liabilities	181	130	119	Financial expenses
Cash flow statement
Principal lease payments	656	576	1,130	Cash flows from financing activities
Lease interest payments	181	130	119	Cash flows from operating activities

1
Relates to US$792 million of variable lease costs (2023: US$714 million; 2022: US$585 million), US$96 million of short-term lease costs (2023: US$47 million; 2022: US$222 million) and US$28 million of low-value
lease costs (2023: US$34 million; 2022: US$40 million). Variable lease costs include contracts for hire of mining service equipment, drill rigs and transportation services. These contracts contain variable lease payments based on usage and asset performance.

Recognition and measurement
All leases with the exception of short-term (under 12 months) and low-value
leases are recognised on the balance sheet, as a
right-of-use
asset and a corresponding interest bearing liability. Lease liabilities are initially measured at the present value of the future lease payments from the lease commencement date and are subsequently adjusted to reflect the interest on lease liabilities, lease payments and any remeasurements due to, for example, lease modifications or a change to future lease payments linked to an index or rate. Lease payments are discounted using the interest rate implicit in the lease or, where the rate is not readily determinable, the interest payments are discounted at the Group’s weighted average incremental borrowing rate, adjusted to reflect factors specific to the lease, including where relevant the currency, tenor and location of the lease.
In addition to containing a lease, the Group’s contractual arrangements may include non-lease
components. For example, certain mining services arrangements involve the provision of additional services, including maintenance, drilling activities and the supply of personnel. The Group has elected to separate these non-lease
components from the lease components in measuring lease liabilities.
Non-lease
components are accounted for in accordance with the accounting policies applied to each underlying good or service received.
Low-value
and short-term leases are expensed to the income statement. Variable lease payments not dependent on an index or rate are excluded from lease liabilities, and expensed to the income statement.
Right-of-use
assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost will initially correspond to the lease liability, adjusted for initial direct costs, lease payments made prior to lease commencement, capitalised provisions for closure and rehabilitation and any lease incentives received.
The lease asset and liability associated with all index-linked freight contracts, including continuous voyage charters (CVCs), are measured at each reporting date based on the prevailing freight index (generally the Baltic C5 index).

Where the Group is the operator of an unincorporated joint operation and all investors are parties to a lease, the Group recognises its proportionate share of the lease liability and associated right-of-use
asset. In the event the Group is the sole signatory to a lease, and therefore has the sole legal obligation to make lease payments, the lease liability is recognised in full. Where the associated right-of-use
asset is
sub-leased
(under a finance
sub-lease)
to a joint operation, for instance where it is dedicated to a single operation and the joint operation has the right to direct the use of the asset, the Group (as lessor) recognises its proportionate share of the right-of-use
asset and a net investment in the lease, representing amounts to be recovered from the other parties to the joint operation. If the Group is not party to the head lease contract but sub-leases
the associated
right-of-use
asset (as lessee), it recognises its proportionate share of the right-of-use
asset and a lease liability which is payable to the operator.

Key judgements and estimates

Judgements:
Certain contractual arrangements not in the form of a lease require the Group to apply significant judgement in evaluating whether the Group controls the right to direct the use of assets and therefore whether the contract contains a lease. Management considers all facts and circumstances in determining whether the Group or the supplier has the rights to direct how, and for what purpose, the underlying assets are used in certain mining contracts and other arrangements, including outsourcing and shipping arrangements. Judgement is used to assess which decision-making rights mostly affect the benefits of use of the assets for each arrangement.

Where a contract includes the provision of non-lease services, judgement is required to identify the lease and non-lease components.

Estimates:
Where the Group cannot readily determine the interest rate implicit in the lease, estimation is involved in the determination of the weighted average incremental borrowing rate to measure lease liabilities. The incremental borrowing rate reflects the rates of interest a lessee would have to pay to borrow over a similar term, with similar security, the funds necessary to obtain an asset of similar value to the right-of-use
asset in a similar economic environment. Under the Group’s portfolio approach to debt management, the Group does not specifically borrow for asset purchases. Therefore, the incremental borrowing rate is estimated referencing the Group’s corporate borrowing portfolio and other similar rated entities, adjusted to reflect the terms and conditions of the lease (including the impact of currency, credit rating of subsidiary entering into the lease and the term of the lease), at the inception of the lease arrangement or the time of lease modification.

The Group estimates stand-alone prices, where such prices are not readily observable, in order to allocate the contractual payments between lease and non-lease components.